Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following:

	June 30,	December 31,
	2021	2020
Shares available for grant under stock option plans	4,262,364	1,646,518
Options issued and outstanding under stock option plans	3,560,541	2,594,597
Unvested restricted stock units	—	313,976
Vested restricted stock units not yet settled	2,045,634	1,731,658
Convertible promissory note payable to CAA	—	290,563
Shares issuable pursuant to trademark licensing agreement	54,646	—
Total common stock reserved for future issuance	9,923,185	6,577,312